UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2014

Item 1:	Report(s) to Shareholders.

Schwab S&P 500 Index Portfolio

Annual report dated December 31, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

The S&P 500 Index repeatedly reached record highs during the 12-month reporting period ended December 31, 2014, and returned 13.7%. Short-term interest rates remained low, capital expenditures by companies rose, corporate earnings generally grew, and U.S. economic growth continued after an uncertain first quarter. These factors supported stocks, even as market volatility and geopolitical tensions rose and the Federal Reserve ended its efforts to hold down long-term interest rates. The Utilities and Health Care sectors were the best performers within the S&P 500 Index, while the Telecommunication Services sector generated a narrowly positive return, and Energy was the only sector to produce a negative return.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.69%	S&P 500® Index: measures U.S. large-cap stocks

4.89%	Russell 2000® Index: measures U.S. small-cap stocks

−4.90%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.97%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio (the portfolio) seeks to track the total return of the S&P 500® Index (the index), which includes the stocks of the 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its investment objective, the portfolio uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.

Performance. The portfolio returned 13.41% for the 12-month reporting period ended December 31, 2014, compared with the index, which returned 13.69%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the portfolio and not the index.

Market Highlights. U.S. stocks produced double-digit returns for the 12-month reporting period, with large-cap stocks outperforming small-cap stocks. Despite an uncertain global economic outlook during the reporting period, the U.S. economy rebounded, with declining gas prices boosting consumer spending and aiding U.S. growth. In October, the Federal Reserve concluded measured efforts to hold down long-term interest rates, while at the same time, leaving short-term interest rates historically low. These low rates contributed to more affordable financing for businesses and households and generally supported stocks.

Contributors and Detractors. For the 12-month reporting period, the Information Technology sector contributed the most to the index’s return, and to the return of the portfolio. The large average weight of this sector was part of the reason for this contribution, with Information Technology stocks representing approximately 19% of the portfolio. The Information Technology sector returned approximately 20% for the 12-month reporting period, reflecting the overall performance of companies involved in Internet and software services. One example from this sector is Apple, Inc., a company that designs, manufactures, and markets personal computers and related computing, mobile communication, and media devices, as well as a variety of related software and services. The portfolio’s holdings of Apple, Inc. represented the portfolio’s largest position within this sector and returned approximately 41%. The Health Care sector was another significant contributor to the portfolio’s overall performance, representing an average weight of approximately 14% and returning approximately 25% for the reporting period.

The Energy sector was the only detractor from the returns of both the index and the portfolio. The Energy sector represented an average weight of approximately 10% of the portfolio and returned approximately –8% for the 12-month reporting period, reflecting the overall performance of companies engaged in exploration and production, refining and marketing, and storage and transportation of oil, gas, coal and consumable fuels, as well as companies that offer oil and gas equipment and services. One example from this sector is Exxon Mobil Corp., a company that explores, develops and distributes crude oil and natural gas. The portfolio’s holdings of Exxon Mobil Corp. returned approximately –6%. Though the Telecommunication Services sector generated positive returns, it was the weakest contributor to the performance of the portfolio. The Telecommunication Services sector represented an average weight of approximately 3% and returned approximately 3% for the 12-month reporting period.

As of 12/31/14:

 Statistics

Number of Holdings	506
Weighted Average Market Cap ($ x 1,000,000)	$131,869
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Information Technology	19.5%
Financials	16.5%
Health Care	14.1%
Consumer Discretionary	12.0%
Industrials	10.3%
Consumer Staples	9.7%
Energy	8.4%
Utilities	3.2%
Materials	3.1%
Telecommunication Services	2.3%
Other	0.9%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Apple, Inc.	3.5%
Exxon Mobile Corp.	2.1%
Microsoft Corp.	2.1%
Johnson & Johnson	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Wells Fargo & Co.	1.4%
General Electric Co.	1.4%
The Procter & Gamble Co.	1.3%
JPMorgan Chase & Co.	1.3%
Chevron Corp.	1.2%
Total	17.4%

Management views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

December 31, 2004 – December 31, 2014
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	13.41%	15.16%	7.54%
S&P 500® Index	13.69%	15.45%	7.67%
Fund Category: Morningstar Large-Cap Blend	10.96%	13.88%	7.02%

Portfolio Expense Ratio3: 0.24%;

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab S&P 500 Index Portfolio
Actual Return	0.23%	$1,000.00	$1,060.00	$1.19
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.04	$1.17

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–	1/1/12–	1/1/11–	1/1/10–
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	27.03	20.82	18.30	18.27	16.24

Income (loss) from investment operations:
Net investment income (loss)	0.48	0.42	0.41	0.34	0.38
Net realized and unrealized gains (losses)	3.12	6.19	2.45	0.02 [1]	2.00

Total from investment operations	3.60	6.61	2.86	0.36	2.38
Less distributions:
Distributions from net investment income	(0.42)	(0.40)	(0.34)	(0.33)	(0.35)

Net asset value at end of period	30.21	27.03	20.82	18.30	18.27

Total return (%)	13.41	32.06	15.74	1.89	14.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	0.24	0.28	0.27	0.28
Gross operating expenses	0.23	0.26	0.29	0.28	0.30
Net investment income (loss)	1.79	1.84	2.03	1.82	1.79
Portfolio turnover rate	2	2	4	4	3
Net assets, end of period ($ x 1,000,000)	229	193	139	122	123

1 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	108,402,989	227,119,146
0.1%	Other Investment Companies	150,927	150,927
0.8%	Short-Term Investments	1,858,571	1,858,574

99.9%	Total Investments	110,412,487	229,128,647
0.1%	Other Assets and Liabilities, Net		343,867

100.0%	Net Assets		229,472,514

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	2,800	153,860
Delphi Automotive plc	3,858	280,554
Ford Motor Co.	47,884	742,202
General Motors Co.	16,995	593,295
Harley-Davidson, Inc.	2,602	171,498
Johnson Controls, Inc.	8,194	396,098
The Goodyear Tire & Rubber Co.	3,262	93,195

		2,430,702

Banks 6.0%
Bank of America Corp.	131,564	2,353,680
BB&T Corp.	8,792	341,921
Citigroup, Inc.	37,238	2,014,948
Comerica, Inc.	2,130	99,769
Fifth Third Bancorp	10,405	212,002
Hudson City Bancorp, Inc.	6,250	63,250
Huntington Bancshares, Inc.	10,456	109,997
JPMorgan Chase & Co.	46,817	2,929,808
KeyCorp	10,300	143,170
M&T Bank Corp.	1,571	197,349
People’s United Financial, Inc.	3,700	56,166
Regions Financial Corp.	17,127	180,861
SunTrust Banks, Inc.	6,600	276,540
The PNC Financial Services Group, Inc.	6,620	603,943
U.S. Bancorp	22,154	995,822
Wells Fargo & Co.	59,215	3,246,167
Zions Bancorp	2,408	68,652

		13,894,045

Capital Goods 7.5%
3M Co.	7,951	1,306,508
Allegion plc	1,233	68,382
AMETEK, Inc.	3,009	158,364
Caterpillar, Inc.	7,731	707,618
Cummins, Inc.	2,079	299,729
Danaher Corp.	7,507	643,425
Deere & Co.	4,561	403,512
Dover Corp.	2,000	143,440
Eaton Corp. plc	5,834	396,479
Emerson Electric Co.	8,511	525,384
Fastenal Co.	3,452	164,177
Flowserve Corp.	1,700	101,711
Fluor Corp.	1,900	115,197
General Dynamics Corp.	3,910	538,094
General Electric Co.	125,843	3,180,053
Honeywell International, Inc.	9,569	956,135
Illinois Tool Works, Inc.	4,444	420,847
Ingersoll-Rand plc	3,300	209,187
Jacobs Engineering Group, Inc. *	1,583	70,744
Joy Global, Inc.	1,300	60,476
L-3 Communications Holdings, Inc.	1,100	138,831
Lockheed Martin Corp.	3,330	641,258
Masco Corp.	4,348	109,570
Northrop Grumman Corp.	2,554	376,434
PACCAR, Inc.	4,630	314,886
Pall Corp.	1,325	134,103
Parker Hannifin Corp.	1,835	236,623
Pentair plc	2,399	159,342
Precision Castparts Corp.	1,800	433,584
Quanta Services, Inc. *	2,597	73,729
Raytheon Co.	3,813	412,452
Rockwell Automation, Inc.	1,685	187,372
Rockwell Collins, Inc.	1,600	135,168
Roper Industries, Inc.	1,279	199,972
Snap-on, Inc.	688	94,077
Stanley Black & Decker, Inc.	1,923	184,762
Textron, Inc.	3,674	154,712
The Boeing Co.	8,194	1,065,056
United Rentals, Inc. *	1,200	122,412
United Technologies Corp.	10,467	1,203,705
W.W. Grainger, Inc.	742	189,128
Xylem, Inc.	2,295	87,371

		17,124,009

Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	90,755
Equifax, Inc.	1,442	116,614
Nielsen N.V.	3,883	173,687
Pitney Bowes, Inc.	2,300	56,051
Republic Services, Inc.	3,136	126,224
Robert Half International, Inc.	1,750	102,165
Stericycle, Inc. *	1,000	131,080
The ADT Corp.	2,300	83,329
The Dun & Bradstreet Corp.	500	60,480
Tyco International plc	5,313	233,028
Waste Management, Inc.	5,355	274,819

		1,448,232

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.4%
Coach, Inc.	3,394	127,479
D.R. Horton, Inc.	3,922	99,187
Fossil Group, Inc. *	600	66,444
Garmin Ltd.	1,500	79,245
Harman International Industries, Inc.	800	85,368
Hasbro, Inc.	1,475	81,110
Leggett & Platt, Inc.	1,600	68,176
Lennar Corp., Class A	2,300	103,063
Mattel, Inc.	4,300	133,063
Michael Kors Holdings Ltd. *	2,500	187,750
Mohawk Industries, Inc. *	800	124,288
Newell Rubbermaid, Inc.	3,424	130,420
NIKE, Inc., Class B	8,657	832,371
PulteGroup, Inc.	4,442	95,325
PVH Corp.	986	126,376
Ralph Lauren Corp.	842	155,905
Under Armour, Inc., Class A *	2,052	139,331
VF Corp.	4,240	317,576
Whirlpool Corp.	933	180,759

		3,133,236

Consumer Services 1.7%
Carnival Corp.	5,622	254,845
Chipotle Mexican Grill, Inc. *	376	257,376
Darden Restaurants, Inc.	1,591	93,280
H&R Block, Inc.	3,338	112,424
Marriott International, Inc., Class A	2,657	207,326
McDonald’s Corp.	11,982	1,122,714
Royal Caribbean Cruises Ltd.	2,000	164,860
Starbucks Corp.	9,168	752,234
Starwood Hotels & Resorts Worldwide, Inc.	2,340	189,704
Wyndham Worldwide Corp.	1,580	135,501
Wynn Resorts Ltd.	1,057	157,239
Yum! Brands, Inc.	5,400	393,390

		3,840,893

Diversified Financials 5.2%
Affiliated Managers Group, Inc. *	700	148,568
American Express Co.	11,072	1,030,139
Ameriprise Financial, Inc.	2,263	299,282
Berkshire Hathaway, Inc., Class B *	22,834	3,428,525
BlackRock, Inc.	1,650	589,974
Capital One Financial Corp.	6,880	567,944
CME Group, Inc.	3,831	339,618
Discover Financial Services	5,690	372,638
E*TRADE Financial Corp. *	3,576	86,736
Franklin Resources, Inc.	4,900	271,313
Intercontinental Exchange, Inc.	1,459	319,944
Invesco Ltd.	5,204	205,662
Legg Mason, Inc.	1,300	69,381
Leucadia National Corp.	3,939	88,312
McGraw Hill Financial, Inc.	3,330	296,304
Moody’s Corp.	2,223	212,986
Morgan Stanley	18,699	725,521
Navient Corp.	5,000	108,050
Northern Trust Corp.	2,631	177,329
State Street Corp.	5,200	408,200
T. Rowe Price Group, Inc.	3,223	276,727
The Bank of New York Mellon Corp.	13,778	558,974
The Charles Schwab Corp. (a)	14,049	424,139
The Goldman Sachs Group, Inc.	5,022	973,414
The NASDAQ OMX Group, Inc.	1,400	67,144

		12,046,824

Energy 8.3%
Anadarko Petroleum Corp.	6,383	526,598
Apache Corp.	4,708	295,050
Baker Hughes, Inc.	5,363	300,703
Cabot Oil & Gas Corp.	5,120	151,603
Cameron International Corp. *	2,413	120,529
Chesapeake Energy Corp.	6,356	124,387
Chevron Corp.	23,617	2,649,355
Cimarex Energy Co.	1,151	122,006
ConocoPhillips	15,105	1,043,151
CONSOL Energy, Inc.	2,719	91,929
Denbury Resources, Inc.	4,300	34,959
Devon Energy Corp.	4,732	289,646
Diamond Offshore Drilling, Inc. (b)	800	29,368
Ensco plc, Class A	3,000	89,850
EOG Resources, Inc.	6,875	632,981
EQT Corp.	1,900	143,830
Exxon Mobil Corp.	52,779	4,879,419
FMC Technologies, Inc. *	3,246	152,043
Halliburton Co.	10,395	408,835
Helmerich & Payne, Inc.	1,300	87,646
Hess Corp.	3,133	231,278
Kinder Morgan, Inc.	21,200	896,972
Marathon Oil Corp.	8,768	248,047
Marathon Petroleum Corp.	3,432	309,772
Murphy Oil Corp.	2,032	102,657
Nabors Industries Ltd.	3,660	47,507
National Oilwell Varco, Inc.	5,381	352,617
Newfield Exploration Co. *	1,641	44,504
Noble Corp., plc	2,900	48,053
Noble Energy, Inc.	4,612	218,747
Occidental Petroleum Corp.	9,597	773,614
ONEOK, Inc.	2,600	129,454
Phillips 66	6,958	498,889
Pioneer Natural Resources Co.	1,885	280,582
QEP Resources, Inc.	1,904	38,499
Range Resources Corp.	2,014	107,648
Schlumberger Ltd.	15,924	1,360,069
Southwestern Energy Co. *	4,473	122,068
Spectra Energy Corp.	8,348	303,032
Tesoro Petroleum Corp.	1,500	111,525
The Williams Cos., Inc.	8,490	381,541
Transocean Ltd. (b)	4,024	73,760
Valero Energy Corp.	6,465	320,018

		19,174,741

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	5,575	790,256
CVS Health Corp.	14,219	1,369,432
Safeway, Inc.	2,740	96,229
Sysco Corp.	7,764	308,153

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Kroger Co.	6,455	414,476
Wal-Mart Stores, Inc.	19,382	1,664,526
Walgreens Boots Alliance, Inc.	10,754	819,455
Whole Foods Market, Inc.	4,500	226,890

		5,689,417

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	24,206	1,192,630
Archer-Daniels-Midland Co.	7,935	412,620
Brown-Forman Corp., Class B	1,927	169,268
Campbell Soup Co.	2,245	98,780
Coca-Cola Enterprises, Inc.	2,700	119,394
ConAgra Foods, Inc.	5,278	191,486
Constellation Brands, Inc., Class A *	2,020	198,303
Dr Pepper Snapple Group, Inc.	2,500	179,200
General Mills, Inc.	7,458	397,735
Hormel Foods Corp.	1,704	88,778
Kellogg Co.	3,200	209,408
Keurig Green Mountain, Inc.	1,500	198,592
Kraft Foods Group, Inc.	7,236	453,408
Lorillard, Inc.	4,508	283,733
McCormick & Co., Inc. - Non Voting Shares	1,500	111,450
Mead Johnson Nutrition Co.	2,500	251,350
Molson Coors Brewing Co., Class B	1,978	147,401
Mondelez International, Inc., Class A	20,696	751,782
Monster Beverage Corp. *	1,800	195,030
PepsiCo, Inc.	18,500	1,749,360
Philip Morris International, Inc.	19,564	1,593,488
Reynolds American, Inc.	3,878	249,239
The Coca-Cola Co.	49,294	2,081,193
The Hershey Co.	1,844	191,647
The JM Smucker Co.	1,246	125,821
Tyson Foods, Inc., Class A	3,808	152,663

		11,793,759

Health Care Equipment & Services 4.6%
Abbott Laboratories	18,407	828,683
Aetna, Inc.	4,382	389,253
AmerisourceBergen Corp.	2,660	239,826
Anthem, Inc.	3,336	419,235
Baxter International, Inc.	6,927	507,680
Becton, Dickinson & Co.	2,385	331,897
Boston Scientific Corp. *	16,177	214,345
C.R. Bard, Inc.	920	153,290
Cardinal Health, Inc.	4,074	328,894
CareFusion Corp. *	2,606	154,640
Cerner Corp. *	3,800	245,708
Cigna Corp.	3,191	328,386
Covidien plc	5,679	580,848
DaVita HealthCare Partners, Inc. *	2,230	168,900
DENTSPLY International, Inc.	1,800	95,886
Edwards Lifesciences Corp. *	1,303	165,976
Express Scripts Holding Co. *	9,137	773,630
Humana, Inc.	1,880	270,024
Intuitive Surgical, Inc. *	441	233,263
Laboratory Corp. of America Holdings *	1,004	108,332
McKesson Corp.	2,870	595,755
Medtronic, Inc.	12,387	894,341
Patterson Cos., Inc.	980	47,138
Quest Diagnostics, Inc.	1,760	118,026
St. Jude Medical, Inc.	3,478	226,174
Stryker Corp.	4,007	377,980
Tenet Healthcare Corp. *	1,125	57,004
UnitedHealth Group, Inc.	11,881	1,201,050
Universal Health Services, Inc., Class B	1,100	122,386
Varian Medical Systems, Inc. *	1,200	103,812
Zimmer Holdings, Inc.	2,083	236,254

		10,518,616

Household & Personal Products 2.1%
Avon Products, Inc.	4,916	46,161
Colgate-Palmolive Co.	10,478	724,973
Kimberly-Clark Corp.	4,553	526,053
The Clorox Co.	1,600	166,736
The Estee Lauder Cos., Inc., Class A	2,700	205,740
The Procter & Gamble Co.	33,930	3,090,684

		4,760,347

Insurance 2.8%
ACE Ltd.	4,097	470,663
Aflac, Inc.	5,663	345,953
American International Group, Inc.	17,565	983,816
Aon plc	3,510	332,853
Assurant, Inc.	800	54,744
Cincinnati Financial Corp.	1,735	89,925
Genworth Financial, Inc., Class A *	6,400	54,400
Lincoln National Corp.	3,262	188,120
Loews Corp.	3,620	152,112
Marsh & McLennan Cos., Inc.	6,698	383,393
MetLife, Inc.	14,462	782,250
Principal Financial Group, Inc.	3,363	174,674
Prudential Financial, Inc.	5,660	512,004
The Allstate Corp.	5,421	380,825
The Chubb Corp.	2,980	308,341
The Hartford Financial Services Group, Inc.	5,615	234,089
The Progressive Corp.	6,473	174,706
The Travelers Cos., Inc.	4,139	438,113
Torchmark Corp.	1,500	81,255
Unum Group	2,976	103,803
XL Group plc	3,300	113,421

		6,359,460

Materials 3.1%
Air Products & Chemicals, Inc.	2,309	333,027
Airgas, Inc.	795	91,568
Alcoa, Inc.	14,455	228,244
Allegheny Technologies, Inc.	1,315	45,723
Avery Dennison Corp.	1,100	57,068
Ball Corp.	1,800	122,706
CF Industries Holdings, Inc.	615	167,612

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
E.I. du Pont de Nemours & Co.	11,200	828,128
Eastman Chemical Co.	1,800	136,548
Ecolab, Inc.	3,297	344,602
FMC Corp.	1,700	96,951
Freeport-McMoRan, Inc.	12,677	296,135
International Flavors & Fragrances, Inc.	1,000	101,360
International Paper Co.	5,298	283,867
LyondellBasell Industries N.V., Class A	5,219	414,336
Martin Marietta Materials, Inc.	800	88,256
MeadWestvaco Corp.	2,518	111,774
Monsanto Co.	5,968	712,997
Newmont Mining Corp.	6,452	121,943
Nucor Corp.	3,999	196,151
Owens-Illinois, Inc. *	2,000	53,980
PPG Industries, Inc.	1,754	405,437
Praxair, Inc.	3,562	461,493
Sealed Air Corp.	2,528	107,263
Sigma-Aldrich Corp.	1,482	203,434
The Dow Chemical Co.	13,805	629,646
The Mosaic Co.	3,900	178,035
The Sherwin-Williams Co.	993	261,199
Vulcan Materials Co.	1,555	102,210

		7,181,693

Media 3.5%
Cablevision Systems Corp., Class A	2,500	51,600
CBS Corp., Class B - Non Voting Shares	5,980	330,933
Comcast Corp., Class A	32,192	1,867,458
DIRECTV *	6,180	535,806
Discovery Communications, Inc., Class A *	1,700	58,565
Discovery Communications, Inc., Class C *	3,500	118,020
Gannett Co., Inc.	2,960	94,513
News Corp., Class A *	6,148	96,462
Omnicom Group, Inc.	3,040	235,509
Scripps Networks Interactive, Inc., Class A	1,200	90,324
The Interpublic Group of Cos., Inc.	4,997	103,788
The Walt Disney Co.	19,388	1,826,156
Time Warner Cable, Inc.	3,527	536,316
Time Warner, Inc.	10,527	899,216
Twenty-First Century Fox, Inc., Class A	23,174	889,997
Viacom, Inc., Class B	4,616	347,354

		8,082,017

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	19,923	1,303,761
Actavis plc *	3,310	852,027
Agilent Technologies, Inc.	4,301	176,083
Alexion Pharmaceuticals, Inc. *	2,463	455,729
Allergan, Inc.	3,727	792,323
Amgen, Inc.	9,478	1,509,751
Biogen Idec, Inc. *	2,936	996,625
Bristol-Myers Squibb Co.	20,773	1,226,230
Celgene Corp. *	9,975	1,115,803
Eli Lilly & Co.	12,005	828,225
Gilead Sciences, Inc. *	18,795	1,771,617
Hospira, Inc. *	2,187	133,954
Johnson & Johnson	34,610	3,619,168
Mallinckrodt plc *	1,400	138,642
Merck & Co., Inc.	35,386	2,009,571
Mylan, Inc. *	4,591	258,795
PerkinElmer, Inc.	1,500	65,595
Perrigo Co., plc	1,784	298,213
Pfizer, Inc.	79,025	2,461,629
Regeneron Pharmaceuticals, Inc. *	926	379,891
Thermo Fisher Scientific, Inc.	5,050	632,714
Vertex Pharmaceuticals, Inc. *	3,001	356,519
Waters Corp. *	1,000	112,720
Zoetis, Inc.	6,222	267,733

		21,763,318

Real Estate 2.4%
American Tower Corp.	4,882	482,586
Apartment Investment & Management Co., Class A	1,877	69,731
AvalonBay Communities, Inc.	1,608	262,731
Boston Properties, Inc.	1,909	245,669
CBRE Group, Inc., Class A *	3,600	123,300
Crown Castle International Corp.	4,203	330,776
Equity Residential	4,500	323,280
Essex Property Trust, Inc.	800	165,280
General Growth Properties, Inc.	7,800	219,414
HCP, Inc.	5,616	247,272
Health Care REIT, Inc.	4,010	303,437
Host Hotels & Resorts, Inc.	9,060	215,356
Iron Mountain, Inc.	2,287	88,415
Kimco Realty Corp.	6,120	153,857
Plum Creek Timber Co., Inc.	2,568	109,885
Prologis, Inc.	6,110	262,913
Public Storage	1,952	360,827
Simon Property Group, Inc.	3,801	692,200
The Macerich Co.	1,807	150,722
Ventas, Inc.	3,569	255,897
Vornado Realty Trust	2,160	254,254
Weyerhaeuser Co.	6,566	235,654

		5,553,456

Retailing 4.4%
Amazon.com, Inc. *	4,731	1,468,266
AutoNation, Inc. *	900	54,369
AutoZone, Inc. *	400	247,644
Bed Bath & Beyond, Inc. *	2,516	191,644
Best Buy Co., Inc.	3,721	145,045
CarMax, Inc. *	2,726	181,497
Dollar General Corp. *	3,785	267,600
Dollar Tree, Inc. *	2,600	182,988
Expedia, Inc.	1,200	102,432
Family Dollar Stores, Inc.	1,148	90,933
GameStop Corp., Class A (b)	1,454	49,145
Genuine Parts Co.	1,900	202,483
Kohl’s Corp.	2,482	151,501
L Brands, Inc.	2,964	256,534
Lowe’s Cos., Inc.	12,038	828,214

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Macy’s, Inc.	4,322	284,172
Netflix, Inc. *	756	258,257
Nordstrom, Inc.	1,750	138,933
O’Reilly Automotive, Inc. *	1,309	252,140
PetSmart, Inc.	1,249	101,537
Ross Stores, Inc.	2,539	239,326
Staples, Inc.	8,250	149,490
Target Corp.	7,976	605,458
The Gap, Inc.	3,476	146,374
The Home Depot, Inc.	16,474	1,729,276
The Priceline Group, Inc. *	654	745,697
The TJX Cos., Inc.	8,420	577,444
Tiffany & Co.	1,326	141,696
Tractor Supply Co.	1,700	133,994
TripAdvisor, Inc. *	1,300	97,058
Urban Outfitters, Inc. *	1,200	42,156

		10,063,303

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	3,744	138,303
Analog Devices, Inc.	3,930	218,194
Applied Materials, Inc.	15,055	375,171
Avago Technologies Ltd.	3,187	320,580
Broadcom Corp., Class A	6,614	286,585
First Solar, Inc. *	900	40,135
Intel Corp.	60,684	2,202,222
KLA-Tencor Corp.	2,000	140,640
Lam Research Corp.	1,912	151,698
Linear Technology Corp.	3,030	138,168
Microchip Technology, Inc.	2,400	108,264
Micron Technology, Inc. *	13,257	464,128
NVIDIA Corp.	6,368	127,678
Texas Instruments, Inc.	13,168	704,027
Xilinx, Inc.	3,213	139,091

		5,554,884

Software & Services 10.3%
Accenture plc, Class A	7,734	690,724
Adobe Systems, Inc. *	5,835	424,205
Akamai Technologies, Inc. *	2,175	136,938
Alliance Data Systems Corp. *	816	233,417
Autodesk, Inc. *	2,820	169,369
Automatic Data Processing, Inc.	6,315	526,482
CA, Inc.	4,044	123,140
Citrix Systems, Inc. *	2,060	131,428
Cognizant Technology Solutions Corp., Class A *	7,640	402,322
Computer Sciences Corp.	1,700	107,185
eBay, Inc. *	14,123	792,583
Electronic Arts, Inc. *	3,852	181,102
Facebook, Inc., Class A *	26,053	2,032,655
Fidelity National Information Services, Inc.	3,500	217,700
Fiserv, Inc. *	3,120	221,426
Google, Inc., Class A *	3,525	1,870,576
Google, Inc., Class C *	3,581	1,885,038
International Business Machines Corp.	11,478	1,841,530
Intuit, Inc.	3,396	313,077
MasterCard, Inc., Class A	12,020	1,035,643
Microsoft Corp.	102,768	4,773,574
Oracle Corp.	39,862	1,792,594
Paychex, Inc.	4,046	186,804
Red Hat, Inc. *	2,287	158,123
salesforce.com, Inc. *	7,369	437,055
Symantec Corp.	8,287	212,603
Teradata Corp. *	1,800	78,624
The Western Union Co.	6,559	117,472
Total System Services, Inc.	2,100	71,316
VeriSign, Inc. *	1,425	81,225
Visa, Inc., Class A	6,096	1,598,371
Xerox Corp.	13,167	182,495
Yahoo! Inc. *	10,994	555,307

		23,582,103

Technology Hardware & Equipment 6.8%
Amphenol Corp., Class A	3,800	204,478
Apple, Inc.	73,034	8,061,493
Cisco Systems, Inc.	63,961	1,779,075
Corning, Inc.	15,965	366,077
EMC Corp.	24,997	743,411
F5 Networks, Inc.*	895	116,766
FLIR Systems, Inc.	1,834	59,257
Harris Corp.	1,400	100,548
Hewlett-Packard Co.	23,380	938,239
Juniper Networks, Inc.	4,700	104,904
Motorola Solutions, Inc.	2,676	179,506
NetApp, Inc.	3,900	161,655
QUALCOMM, Inc.	20,733	1,541,084
SanDisk Corp.	2,771	271,503
Seagate Technology plc	4,079	271,254
TE Connectivity Ltd.	5,232	330,924
Western Digital Corp.	2,700	298,890

		15,529,064

Telecommunication Services 2.3%
AT&T, Inc.	64,968	2,182,275
CenturyLink, Inc.	7,085	280,424
Frontier Communications Corp.	12,705	84,742
Level 3 Communications, Inc. *	3,367	166,263
Verizon Communications, Inc.	51,847	2,425,403
Windstream Holdings, Inc.	7,243	59,682

		5,198,789

Transportation 2.2%
C.H. Robinson Worldwide, Inc.	1,900	142,291
CSX Corp.	12,501	452,911
Delta Air Lines, Inc.	10,322	507,739
Expeditors International of Washington, Inc.	2,300	102,603
FedEx Corp.	3,285	570,473
Kansas City Southern	1,400	170,842
Norfolk Southern Corp.	3,800	416,518
Ryder System, Inc.	792	73,537
Southwest Airlines Co.	8,573	362,810
Union Pacific Corp.	11,006	1,311,145
United Parcel Service, Inc., Class B	8,658	962,510

		5,073,379

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 3.2%
AES Corp.	8,189	112,763
AGL Resources, Inc.	1,643	89,560
Ameren Corp.	3,100	143,003
American Electric Power Co., Inc.	5,969	362,438
CenterPoint Energy, Inc.	5,250	123,007
CMS Energy Corp.	3,196	111,061
Consolidated Edison, Inc.	3,535	233,345
Dominion Resources, Inc.	7,226	555,679
DTE Energy Co.	2,138	184,659
Duke Energy Corp.	8,637	721,535
Edison International	4,080	267,158
Entergy Corp.	2,227	194,818
Exelon Corp.	11,260	417,521
FirstEnergy Corp.	5,081	198,108
Integrys Energy Group, Inc.	1,186	92,330
NextEra Energy, Inc.	5,367	570,458
NiSource, Inc.	4,492	190,551
Northeast Utilities	3,836	205,303
NRG Energy, Inc.	3,986	107,423
Pepco Holdings, Inc.	3,150	84,830
PG&E Corp.	5,714	304,213
Pinnacle West Capital Corp.	1,550	105,880
PPL Corp.	8,167	296,707
Public Service Enterprise Group, Inc.	6,314	261,463
SCANA Corp.	1,800	108,720
Sempra Energy	2,831	315,260
TECO Energy, Inc.	2,740	56,143
The Southern Co.	10,929	536,723
Wisconsin Energy Corp.	2,744	144,719
Xcel Energy, Inc.	6,333	227,481

		7,322,859

Total Common Stock
(Cost $108,402,989)		227,119,146

Other Investment Companies 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	150,927	150,927

Total Other Investment Company
(Cost $150,927)		150,927

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 01/02/15	1,693,579	1,693,579

U.S. Treasury Bills 0.1%
U.S. Treasury Bills
0.02%, 03/19/15 (c)(d)	140,000	139,996
0.03%, 03/19/15 (c)(d)	25,000	24,999

		164,995

Total Short-Term Investments
(Cost $1,858,571)		1,858,574

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $113,498,031 and the unrealized appreciation and depreciation were $118,176,778 and ($2,546,162), respectively, with a net unrealized appreciation of $115,630,616.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $144,635.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 12/31/14.

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	17	1,744,540	17,076

12 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$227,119,146	$—	$—	$227,119,146
Other Investment Companies[1]	150,927	—	—	150,927
Short-Term Investments[1]	—	1,858,574	—	1,858,574

Total	$227,270,073	$1,858,574	$—	$229,128,647

Other Financial Instruments
Futures Contracts[2]	$17,076	$—	$—	$17,076

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments in affiliated issuers, at value (cost $162,772)		$424,139
Investments in unaffiliated issuers, at value (cost $110,098,788) including securities on loan of $144,635		228,553,581
Collateral invested for securities on loan, at value (cost $150,927)	+	150,927

Total investments, at value (cost $110,412,487)		229,128,647
Receivables:
Fund shares sold		317,495
Dividends		302,095
Income from securities on loan		438
Interest		1
Prepaid expenses	+	1,497

Total assets		229,750,173

Liabilities

Collateral held for securities on loan		150,927
Payables:
Investment adviser and administrator fees		8,568
Fund shares redeemed		54,799
Variation margin on futures contracts		20,655
Accrued expenses	+	42,710

Total liabilities		277,659

Net Assets

Total assets		229,750,173
Total liabilities	−	277,659

Net assets		$229,472,514

Net Assets by Source
Capital received from investors		115,656,783
Net investment income not yet distributed		3,717,734
Net realized capital losses		(8,635,239)
Net unrealized capital appreciation		118,733,236

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$229,472,514		7,595,363		$30.21

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Dividends received from affiliated issuer		$3,273
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $484)		4,155,352
Interest		1,199
Securities on loan	+	4,517

Total investment income		4,164,341

Expenses

Investment adviser and administrator fees		309,783
Professional fees		42,971
Portfolio accounting fees		32,982
Index fee		22,279
Shareholder reports		21,551
Transfer agent fees		21,336
Independent trustees’ fees		20,766
Custodian fees		7,569
Interest expense		49
Other expenses	+	3,575

Total expenses		482,861
Expense reduction by CSIM	−	21,336

Net expenses	−	461,525

Net investment income		3,702,816

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		1,322
Net realized gains on unaffiliated investments		847,992
Net realized gains on futures contracts	+	506,155

Net realized gains		1,355,469
Net change in unrealized appreciation (depreciation) on affiliated issuer		57,367
Net change in unrealized appreciation (depreciation) on unaffiliated investments		21,314,473
Net change in unrealized appreciation (depreciation) on futures contracts	+	(107,777)

Net change in unrealized appreciation (depreciation)	+	21,264,063

Net realized and unrealized gains		22,619,532

Increase in net assets resulting from operations		$26,322,348

See financial notes 15

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$3,702,816	$3,048,534
Net realized gains (losses)		1,355,469	(769,458)
Net change in unrealized appreciation (depreciation)	+	21,264,063	43,340,343

Increase in net assets from operations		26,322,348	45,619,419

Distributions to Shareholders

Distributions from net investment income		($3,029,534)	($2,746,605)

Transactions in Fund Shares

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,454,662	$41,236,683	1,314,487	$31,642,871
Shares reinvested		106,299	3,029,534	118,083	2,746,605
Shares redeemed	+	(1,125,214)	(31,585,512)	(970,143)	(23,175,830)

Net transactions in fund shares		435,747	$12,680,705	462,427	$11,213,646

Shares Outstanding and Net Assets

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,159,616	$193,498,995	6,697,189	$139,412,535
Total increase	+	435,747	35,973,519	462,427	54,086,460

End of period		7,595,363	$229,472,514	7,159,616	$193,498,995

Net investment income not yet distributed			$3,717,734		$3,049,346

16 See financial notes

 Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 17

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

18

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund to terminate any loans at any given time. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related collateral as of December 31, 2014, if any, is disclosed in the fund’s Portfolio Holdings. Investments of cash collateral is also disclosed in the fund’s Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s performance also will lag those investments.

20

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2016.

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gains (Losses)	Received
Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
at 12/31/13	Purchases	Sales	at 12/31/14	12/31/14	12/31/14	12/31/14

13,106	1,543	(600)	14,049	$424,139	$1,322	$3,273

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

 21

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$19,753,113	$3,081,988

8. Derivatives:

The fund entered into equity index futures contracts during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at December 31, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $3,689,574 and the month-end average number of contracts held was 38.

9. Federal Income Taxes:

As of December 31, 2014, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$3,678,225
Undistributed long-term capital gains	—
Unrealized appreciation on investments	118,176,778
Unrealized depreciation on investments	(2,546,162)

Net unrealized appreciation (depreciation)	$115,630,616

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

22

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

9. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2014, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2015	$—
December 31, 2016	2,623,397
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$4,246,027

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2014, the fund had capital losses deferred of $1,247,083 and capital loss carryforwards utilized of $1,157,395.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$3,029,534
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$2,746,605
Long-term capital gains	—
Return of capital	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	(4,894)
Net realized capital gains (losses)	4,894

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

24

Other Federal Tax Information (unaudited)

For corporate shareholders, 100% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2014, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.

 25

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Annuity Portfolios since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

26

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

 27

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

28

Schwab Money Market Portfoliotm

Annual report dated December 31, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent. Overseas, the European Central Bank, the Bank of Japan, and many other central banks also remained focused on keeping interest rates low while attempting to stimulate their stalled economies.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. These amendments seem to strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfoliotm 1

Portfolio Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the portfolio. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio™

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the 12-month reporting period ended December 31, 2014. As a result, and to help the portfolio maintain a positive net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. During the reporting period, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. A slight increase in repurchase agreement rates toward the end of the reporting period allowed the investment adviser to strategically increase allocation to this sector. However, as rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended during the period. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	25.8%
8-30 Days	26.4%
31-60 Days	8.9%
61-90 Days	18.5%
91-180 Days	16.2%
More than 180 Days	4.2%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	52 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	64.5%
Repurchase Agreement
Treasury	22.7%
Treasury Debt	12.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

Schwab Money Market Portfoliotm 3

 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the portfolio’s holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Portfoliotm

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the portfolio (voluntary yield waiver). Without the voluntary yield waiver, the portfolio’s yield would have been lower. The voluntary yield waiver added 0.33% to the seven-day yield. Please see financial note 4 for additional details.

4 Schwab Money Market Portfoliotm

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Money Market Portfoliotm
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio which covers a 12-month period; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1,2]	0.00	[1]	(0.00)[1]		(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		—		—		—		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.05

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07	[3]	0.08	[3]	0.12	[3]	0.10	[3]	0.18 [3]
Gross operating expenses	0.49		0.52		0.49		0.45		0.46
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	117		106		116		144		149

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600. (See financial note 4)
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

67.1%	Fixed-Rate Obligations	78,229,708	78,229,708
10.7%	Variable-Rate Obligations	12,500,202	12,500,202
0.0%	Other Investment Company	45,600	45,600
22.9%	Repurchase Agreements	26,713,606	26,713,606

100.7%	Total Investments	117,489,116	117,489,116
(0.7%)	Other Assets and Liabilities, Net		(804,683)

100.0%	Net Assets		116,684,433

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 67.1% of net assets

Government Agency Debt 54.2%
Fannie Mae		0.05%		02/11/15	3,000,000	2,999,829
		0.07%		03/16/15	1,500,000	1,499,784
		0.38%		03/16/15	5,000,000	5,002,928

Federal Home Loan Bank		0.07%		01/07/15	1,000,000	999,989
		0.05%		01/16/15	1,250,000	1,249,974
		0.07%		01/28/15	5,000,000	4,999,738
		0.09%		01/28/15	1,000,000	999,933
		0.10%		01/28/15	2,100,000	2,099,843
		0.09%		01/29/15	5,000,000	4,999,650
		0.10%		02/11/15	1,500,000	1,499,829
		0.07%		02/18/15	2,100,000	2,099,818
		0.06%		02/23/15	3,800,000	3,799,664
		0.11%		03/03/15	1,500,000	1,499,720
		0.06%		03/04/15	3,500,000	3,499,638
		0.11%		03/04/15	5,000,000	4,999,096
		0.15%		03/18/15	1,280,000	1,279,608
		0.08%		04/17/15	7,000,000	6,998,351
		0.13%		06/03/15	7,000,000	6,999,205

Freddie Mac		0.03%		01/22/15	1,700,000	1,699,970
		0.09%		03/02/15	2,000,000	1,999,700
		0.11%		03/16/15	2,000,000	1,999,568

						63,225,835

Treasury Debt 12.9%
United States Treasury Department		0.01%		01/08/15	5,000,000	4,999,995
		0.13%		04/30/15	5,000,000	5,000,980

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		07/15/15	5,000,000	5,002,898

						15,003,873

Total Fixed-Rate Obligations
(Cost $78,229,708)						78,229,708

Variable-Rate Obligations 10.7% of net assets

Government Agency Debt 10.7%
Farm Credit System		0.27%	01/02/15	03/04/15	2,500,000	2,500,387

Federal Home Loan Bank		0.11%	01/20/15	03/20/15	10,000,000	9,999,815

Total Variable-Rate Obligations
(Cost $12,500,202)						12,500,202

					Number
					of	Value
Security	Footnotes	Rate			Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.9% of net assets

Treasury Repurchase Agreements 22.9%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $16,027,899, 0.25% - 3.63%, due 08/31/15 - 03/31/21)		0.05%		01/02/15	15,713,650	15,713,606

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $11,220,029, 0.25%, due 2/29/16)		0.06%		01/02/15	11,000,037	11,000,000

Total Repurchase Agreements
(Cost $26,713,606)						26,713,606

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $117,443,515 and the unrealized appreciation and depreciation were $45,601 and ($0), respectively, with a net unrealized appreciation of $45,601.

(a)	The rate shown is the 7-day yield.

8 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$78,229,708	$—	$78,229,708
Variable-Rate Obligations[1]	—	12,500,202	—	12,500,202
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	26,713,606	—	26,713,606

Total	$45,600	$117,443,516	$—	$117,489,116

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$90,775,510
Repurchase agreements, at cost and value	+	26,713,606

Total investments, at cost and value (Note 2a)		117,489,116
Cash		1
Receivables:
Fund shares sold		567,783
Interest		13,984
Prepaid expenses	+	815

Total assets		118,071,699

Liabilities

Payables:
Investment adviser and administrator fees		13
Fund shares redeemed		1,360,563
Accrued expenses	+	26,690

Total liabilities		1,387,266

Net Assets

Total assets		118,071,699
Total liabilities	−	1,387,266

Net assets		$116,684,433

Net Assets by Source
Capital received from investors		116,638,253
Net realized capital gains		46,180

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$116,684,433		116,685,078		$1.00

10 See financial notes

 Schwab Money Market Portfolio

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$88,138

Expenses

Investment adviser and administrator fees		396,360
Portfolio accounting fees		44,419
Professional fees		34,092
Shareholder reports		26,471
Transfer agent fees		22,301
Independent trustees’ fees		14,664
Custodian fees		8,687
Other expenses	+	2,423

Total expenses		549,417
Expense reduction by CSIM and its affiliates	−	472,603

Net expenses	−	76,814

Net investment income		11,324

Realized Gains (Losses)

Net realized gains on investments		579

Increase in net assets resulting from operations		$11,903

See financial notes 11

 Schwab Money Market Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$11,324	$11,617
Net realized gains	+	579	46,681 [1]

Increase in net assets from operations		11,903	58,298

Distributions to Shareholders

Distributions from net investment income		($11,324)	($11,617)

Transactions in Fund Shares*

Shares sold		158,550,893	115,039,074
Shares reinvested		11,321	11,611
Shares redeemed	+	(147,670,781)	(125,643,578)

Net transactions in fund shares		10,891,433	(10,592,893)

Net Assets

Beginning of period		105,792,421	116,338,633
Total increase or decrease	+	10,892,012	(10,546,212)

End of period		$116,684,433	$105,792,421

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Net realized gains includes payment from affiliate. (See financial note 4)

12 See financial notes

 Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2014, 100% of the fund’s shares were held through three insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal

 13

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2014, the fund had investments in repurchase agreements with a gross value of $26,713,606 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

14

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

 15

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.

Credit Enhancement and Liquidity Support Risk. The fund may invest in securities with credit and/or liquidity supports provided by a bank, bond insurance provider, or other financial institution. Adverse developments affecting a particular credit or liquidity support provider, or more generally, banks and financial institutions, could therefore have a negative effect on the value of the fund’s holdings. To the extent that a portion of the fund’s underlying investments are supported by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial

16

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. Although a money market fund seeks to maintain a stable $1 NAV, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.50% through April 29, 2016.

 17

 Schwab Money Market Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

During the period ended December 31, 2014, the fund waived $472,603 in expenses of which $22,301 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

Expiration Date
December 31, 2015	December 31, 2016	December 31, 2017	Total

$464,329	$472,070	$450,302	$1,386,701

As of December 31, 2014, the fund had recoupable waivers expire in the amount of $495,734.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

On February 22, 2013, as noted on the Statement of Changes, The Charles Schwab Corporation made a payment of $45,600 to Schwab Money Market Portfolio to cover the net remaining losses incurred on certain investments. This payment represented 0.04% of the fund’s net assets on that date.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2014, the fund has distributable earnings on a tax-basis of $579 in undistributed ordinary income.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.

18

 Schwab Money Market Portfolio

Financial Notes (continued)

7. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$11,324

Prior period distributions
Ordinary income	$11,617

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, no such reclassifications were required.

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the fund’s future financial statements and related disclosures.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Annuity Portfolios since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 21

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Notes

Schwab MarketTrack Growth Portfolio IItm

Annual report dated December 31, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

The Schwab MarketTrack Growth Portfolio II focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio’s volatility.

For the 12-month reporting period ended December 31, 2014, large-cap U.S. stocks performed well, with several equity indices reaching record highs. Small-cap stocks generated positive returns but lagged by comparison, with returns reduced by high relative valuations and the Federal Reserve’s policy shift. As a result, the Dow Jones U.S. Broad Stock Market Index returned 12.6%.

For stocks in developed international markets and in emerging markets, the depreciation of many foreign currencies translated into negative returns in U.S. dollar terms. Healthier economic growth in the U.S. than overseas and a difference in policy efforts between the Federal Reserve and many foreign central banks led to these fluctuations. Reflecting this backdrop, the MSCI EAFE Index (Net)—representing the performance of developed international stocks—returned −4.9%, and the MSCI Emerging Markets Index (Net) returned −2.2%.

U.S. bonds generated noteworthy returns and outperformed international bonds, which were hurt by their falling currencies. Helped by weak U.S. economic growth early in 2014, yields on longer-term U.S. bonds declined, while returns on international bonds were reduced by their falling currencies versus the U.S. dollar. The Barclays U.S. Aggregate Bond index—representing the broad U.S. bond market—returned 6.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −2.7%.

Money market securities continued to help preserve investor capital, while facing another period of low yields.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.69%	S&P 500® Index: measures U.S. large-cap stocks

4.89%	Russell 2000® Index: measures U.S. small-cap stocks

−4.90%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.97%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II

The Schwab MarketTrack Growth Portfolio II (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. The portfolio primarily utilizes a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but it may buy individual securities to accomplish its objective. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income, and 5% cash or cash equivalents (including money market funds), with the equity allocation further diversified into large-cap, small-cap, and international equities.

Performance. The portfolio uses the internally calculated Growth Composite Index (the composite index) as a performance gauge. (Please see Glossary for components of the composite index.)

For the 12-month reporting period ended December 31, 2014, the portfolio returned 5.46%. The S&P 500® Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 13.69% and 5.97%, respectively. The composite index, described above, returned 6.48%.

Market Highlights. U.S. stock markets reached record highs during the 12-month reporting period, as a rebounding U.S. economy and stronger corporate earnings contributed positively to market performance. Signs of economic improvement led the Federal Reserve (the Fed) to wind down its quantitative easing policies and conclude the program in October. At the same time, the Fed left short-term interest rates historically low, generally supporting both stocks and the broad U.S. bond market. Internationally, both developed and emerging markets struggled amid an uncertain global economic outlook and heightened geopolitical tensions. Throughout the 12-month reporting period, many foreign currencies depreciated versus the U.S. dollar, generally reducing overall returns on overseas investments.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

U.S. large-cap equity exposures provided the greatest contribution to the portfolio’s total return for the reporting period. The largest contribution came from the Schwab® S&P 500 Index Fund, which returned 13.6% and was the portfolio’s largest position. The other U.S. large-cap position, the Schwab 1000 Index® Fund, also contributed to portfolio performance and returned 12.8%. The Schwab Small-Cap Index Fund® represented the portfolio’s U.S. small-cap exposure and returned 5.0% for the 12-month reporting period.

The portfolio’s international equity exposure detracted from the portfolio’s total return and from performance relative to the composite index. The portfolio’s position in the Schwab International Index Fund®, which is the composite index’s international equity allocation component, returned –5.7%, underperforming the MSCI EAFE Index (Net).

The fixed income allocation produced a positive return that contributed to the portfolio’s total return. The Schwab Total Bond Market Fundtm returned 5.8% for the reporting period. On a relative basis, this return was slightly lower than the return of the composite index’s U.S. fixed income allocation component, the Barclays U.S. Aggregate Bond Index. Despite this underperformance, this allocation still contributed positively to the portfolio’s total return.

As of 12/31/14:

 Statistics

Number of Holdings	10
Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments1

Equity Funds – Large-Cap	40.6%
Equity Funds – Small-Cap	20.3%
Equity Funds – International	19.4%
Fixed-Income Funds – Intermediate-Term Bond	14.7%
Short-Term Investments	3.4%
Money Market Funds	1.6%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab S&P 500 Index Fund	30.4%
Schwab Small-Cap Index Fund	20.3%
Schwab International Index Fund	19.5%
Schwab Total Bond Market Fund	14.8%
Schwab 1000 Index Fund	10.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.6%
Total	96.8%

Management views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	The portfolio invests mainly in other Schwab Funds and/or Laudus Funds.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

December 31, 2004 – December 31, 2014
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/01/96)	5.46%	10.71%	6.17%
Growth Composite Index	6.48%	11.12%	6.70%
S&P 500® Index	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index	5.97%	4.45%	4.71%
Fund Category: Morningstar Aggressive Allocation	5.71%	10.13%	5.85%

Portfolio Expense Ratios3: Net 0.68%; Gross 0.98%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/16. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000.00	$1,006.70	$2.53
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–	1/1/12–	1/1/11–	1/1/10–
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	19.30	16.04	14.50	14.89	13.40

Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.23	0.29	0.27	0.20
Net realized and unrealized gains (losses)	0.77	3.48	1.64	(0.40)	1.62

Total from investment operations	1.05	3.71	1.93	(0.13)	1.82
Less distributions:
Distributions from net investment income	(0.26)	(0.30)	(0.39)	(0.26)	(0.33)
Distributions from net realized gains	(0.66)	(0.15)	—	—	—

Total distributions	(0.92)	(0.45)	(0.39)	(0.26)	(0.33)

Net asset value at end of period	19.43	19.30	16.04	14.50	14.89

Total return (%)	5.46	23.56	13.46	(1.01)	13.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.50	0.50
Gross operating expenses	0.72	0.80	0.83	0.80	0.77
Net investment income (loss)	1.45	1.28	1.85	1.78	1.41
Portfolio turnover rate	14	13	8	20	22
Net assets, end of period ($ x 1,000,000)	33	32	28	28	29

1 Calculated based on the average shares outstanding during the period.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	21,033,415	31,526,050
3.3%	Short-Term Investments	1,090,485	1,090,485

100.1%	Total Investments	22,123,900	32,616,535
(0.1%)	Other Assets and Liabilities, Net		(33,614)

100.0%	Net Assets		32,582,921

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.4%

International 19.5%
Schwab International Index Fund (a)	349,591	6,334,586

Large-Cap 40.6%
Schwab 1000 Index Fund (a)	63,213	3,317,436
Schwab S&P 500 Index Fund (a)	308,110	9,908,804

		13,226,240

Small-Cap 20.3%
Schwab Small-Cap Index Fund (a)	245,414	6,618,828

		26,179,654

Fixed-Income Fund 14.8%

Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	502,667	4,810,527

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	535,869	535,869

Total Other Investment Companies
(Cost $21,033,415)		31,526,050

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 01/02/15	327,975	327,975
Bank of Tokyo-Mitsubishi UFJ
0.03%, 01/02/15	327,975	327,975
JPMorgan Chase
0.03%, 01/02/15	106,560	106,560
Wells Fargo
0.03%, 01/02/15	327,975	327,975

Total Short-Term Investments
(Cost $1,090,485)		1,090,485

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $22,868,791 and the unrealized appreciation and depreciation were $9,747,744 and ($0) respectively, with a net unrealized appreciation of $9,747,744.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$31,526,050	$—	$—	$31,526,050
Short-Term Investments[1]	—	1,090,485	—	1,090,485

Total	$31,526,050	$1,090,485	$—	$32,616,535

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments in affiliated underlying funds, at value (cost $21,033,415)		$31,526,050
Investments in unaffiliated issuers, (cost $1,090,485)	+	1,090,485

Total investments, at value (cost $22,123,900)		32,616,535
Receivables:
Dividends		9,188
Fund shares sold		125
Interest		1
Prepaid expenses	+	243

Total assets		32,626,092

Liabilities

Payables:
Investments bought		9,180
Investment adviser and administrator fees		2,196
Accrued expenses	+	31,795

Total liabilities		43,171

Net Assets

Total assets		32,626,092
Total liabilities	−	43,171

Net assets		$32,582,921

Net Assets by Source
Capital received from investors		21,568,500
Net investment income not yet distributed		487,459
Net realized capital gains		34,327
Net unrealized capital appreciation		10,492,635

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$32,582,921		1,676,614		$19.43

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Dividends received from affiliated underlying funds		$618,588
Interest	+	312

Total investment income		618,900

Expenses

Investment adviser and administrator fees		139,960
Professional fees		38,140
Transfer agent fees		21,163
Shareholder reports		11,728
Independent trustees’ fees		8,805
Portfolio accounting fees		6,580
Custodian fees		3,335
Other expenses	+	899

Total expenses		230,610
Expense reduction by CSIM	−	71,579

Net expenses	−	159,031

Net investment income		459,869

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		442,755
Net realized gains on sales of affiliated underlying funds		352,767
Net realized gains on unaffiliated investments	+	2,169

Net realized gains		797,691
Net change in unrealized appreciation (depreciation) on investments	+	447,536

Net realized and unrealized gains		1,245,227

Increase in net assets resulting from operations		$1,705,096

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$459,869	$383,696
Net realized gains		797,691	1,094,335
Net change in unrealized appreciation (depreciation)	+	447,536	4,801,914

Increase in net assets from operations		1,705,096	6,279,945

Distributions to Shareholders

Distributions from net investment income		(416,505)	(515,494)
Distributions from net realized gains	+	(1,060,180)	(261,488)

Total distributions		($1,476,685)	($776,982)

Transactions in Fund Shares

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		192,517	$3,699,470	160,572	$2,826,615
Shares reinvested		76,512	1,476,685	45,786	776,982
Shares redeemed	+	(226,925)	(4,364,176)	(295,004)	(5,202,701)

Net transactions in fund shares		42,104	$811,979	(88,646)	($1,599,104)

Shares Outstanding and Net Assets

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,634,510	$31,542,531	1,723,156	$27,638,672
Total increase or decrease	+	42,104	1,040,390	(88,646)	3,903,859

End of period		1,676,614	$32,582,921	1,634,510	$31,542,531

Net investment income not yet distributed			$487,459		$416,462

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

•	Exchange-Traded Funds (“ETFs”) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.50% through April 29, 2016.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2014, the Schwab MarketTrack Growth Portfolio II’s ownership percentages of other related funds’ shares are:

Schwab International Index Fund	0.2%
Schwab 1000 Index Fund	0.0%	*
Schwab S&P 500 Index Fund	0.0%	*
Schwab Small-Cap Index Fund	0.2%
Schwab Total Bond Market Fund	0.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2014.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 12/31/14	12/31/14	12/31/14	12/31/14

Schwab International Index Fund	321,256	64,889	(36,554)	349,591	$6,334,586	$14,139	$203,672
Schwab 1000 Index Fund	65,712	5,369	(7,868)	63,213	3,317,436	60,247	139,058
Schwab S&P 500 Index Fund	331,594	28,441	(51,925)	308,110	9,908,804	255,497	176,727
Schwab Small-Cap Index Fund	229,403	52,489	(36,478)	245,414	6,618,828	25,423	435,203
Schwab Total Bond Market Fund	497,488	66,992	(61,813)	502,667	4,810,527	(2,539)	106,620
Schwab Value Advantage Money Fund, Institutional Prime Shares	535,806	63	—	535,869	535,869	—	63

Total					$31,526,050	$352,767	$1,061,343

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$4,422,051	$4,315,001

8. Federal Income Taxes:

As of December 31, 2014, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$543,742
Undistributed long-term capital gains	722,935
Unrealized appreciation on investments	9,747,744

Net unrealized appreciation (depreciation)	$9,747,744

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$519,223
Long-term capital gains	957,462
Return of capital	—

Prior period distributions
Ordinary income	$515,494
Long-term capital gains	261,488
Return of capital	—

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

8. Federal Income Taxes (continued):

Distributions paid to the participating insurance company’s separate accounts are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	27,633
Net realized capital gains (losses)	(27,633)

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2014 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 19

Other Federal Tax Information (unaudited)

For corporate shareholders, 46.07% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2014, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.

For the year ended December 31, 2014, the fund designates $957,462 as capital gain dividend under Internal Revenue Code section 852(b)(3)(C).

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Annuity Portfolios since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 21

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective March 1, 2014, the index is calculated using the following portion allocations: 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 months Index. Prior to March 1, 2014, the Growth Composite Index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index.The index is maintained by CSIM. The components that make up the composite index may vary over time.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

24

Schwab VIT Balanced Portfolio

Annual report dated December 31, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2014, large-cap U.S. stocks performed well, with several equity indices reaching record highs. Small-cap stocks generated positive returns but lagged by comparison, with returns reduced by high relative valuations and the Federal Reserve’s policy shift. As a result, the Dow Jones U.S. Broad Stock Market Index returned 12.6%.

For stocks in developed international markets and in emerging markets, the depreciation of many foreign currencies translated into negative returns in U.S. dollar terms. Healthier economic growth in the U.S. than overseas and a difference in policy efforts between the Federal Reserve and many foreign central banks led to these fluctuations. Reflecting this backdrop, the MSCI EAFE Index (Net)—representing the performance of developed international stocks—returned −4.9%, and the MSCI Emerging Markets Index (Net) returned −2.2%.

U.S. bonds generated noteworthy returns and outperformed international bonds, which were hurt by their falling currencies. Helped by weak U.S. economic growth early in 2014, yields on longer-term U.S. bonds declined, while returns on international bonds were reduced by their falling currencies versus the U.S. dollar. The Barclays U.S. Aggregate Bond index—representing the broad U.S. bond market—returned 6.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −2.7%.

Money market securities continued to help preserve investor capital, while facing another period of low yields.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2014

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

13.69%	S&P 500® Index: measures U.S. large-cap stocks

4.89%	Russell 2000® Index: measures U.S. small-cap stocks

−4.90%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.97%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab VIT Balanced Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio

The Schwab VIT Balanced Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index is comprised of 44% equity, 38% fixed income, 15% cash, and 3% commodities.

Performance. For the 12-month reporting period ended December 31, 2014, the portfolio returned 4.15%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 12.47% and 5.97%, respectively. The composite index, described above, returned 4.87%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.

Market Highlights. U.S. stock markets reached record highs during the 12-month reporting period, as a rebounding U.S. economy and stronger corporate earnings contributed positively to market performance. Signs of economic improvement led the Federal Reserve (the Fed) to wind down its quantitative easing policies and conclude the program in October. At the same time, the Fed left short-term interest rates historically low, generally supporting both stocks and the broad U.S. bond market. Internationally, both developed and emerging markets struggled amid an uncertain global economic outlook and heightened geopolitical tensions. Throughout the 12-month reporting period, many foreign currencies depreciated versus the U.S. dollar, generally reducing overall returns on overseas investments.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the reporting period, the portfolio’s U.S. equity exposures were significant contributors to total return. The portfolio’s U.S. large-cap holding, the Schwab U.S. Large-Cap ETFtm, was the biggest contributor to performance and returned approximately 13.3%. The two remaining U.S. equity holdings—the Schwab U.S. Small-Cap ETFtm and the iShares Micro-Cap ETF—both produced positive returns of 6.5% and 3.5%, respectively. The portfolio’s real estate position was another meaningful contributor to total return, with the Schwab U.S. REIT ETFtm returning 31.9% for the reporting period. Internationally, the Schwab Emerging Markets Equity ETFtm positively contributed to performance, returning 1.1%. The Schwab International Small-Cap Equity ETFtm and the Schwab International Equity ETFtm, however, detracted from performance and returned –5.8% and –4.4%, respectively. Overall, fixed income holdings positively contributed to the performance of the portfolio, with the exception of the SPDR® Barclays International Treasury Bond ETF, which returned –2.5%. With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, returned –16.9%, also detracting from total return.

As of 12/31/14:

 Statistics

Number of Holdings	20
Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments1

Fixed Income	37.6%
Stocks – U.S.	20.6%
Stocks – International	17.5%
Money Market Fund	11.6%
Real Assets	9.0%
Short-Term Investments	3.7%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab U.S. Large-Cap ETF	15.7%
iShares MBS ETF	12.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares	11.7%
Schwab Intermediate-Term U.S. Treasury ETF	11.5%
Schwab International Equity ETF	10.4%
iShares Core U.S. Credit Bond ETF	6.6%
Schwab U.S. REIT ETF	6.2%
Schwab Emerging Markets Equity ETF	5.2%
Schwab U.S. Small-Cap ETF	3.9%
Credit Suisse Commodity Return Strategy Fund, Class I	2.8%
Total	86.7%

Management views and portfolio holdings may have changed since the report date.

[1]	The portfolio intends to primarily invest in affiliated Schwab exchange traded funds (ETFs) and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced Portfolio 3

 Schwab VIT Balanced Portfolio

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

July 25, 2012 – December 31, 2014
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	Since Inception

Portfolio: Schwab VIT Balanced Portfolio (07/25/12)	4.15%	6.61%
VIT Balanced Composite Index	4.87%	7.31%
S&P 500® Index	13.69%	21.92%
Barclays U.S. Aggregate Bond Index	5.97%	1.68%
Fund Category: Morningstar Conservative Allocation	4.02%	7.75%

Portfolio Expense Ratios3: Net 0.79%; Gross 1.28%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Balanced Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab VIT Balanced Portfolio
Actual Return	0.58%	$1,000.00	$994.00	$2.92
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.28	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab VIT Balanced Portfolio 5

Schwab VIT Balanced Portfolio

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–	7/25/12[1]–
	12/31/14	12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	11.21	10.50	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 [2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	0.31	0.55	0.42

Total from investment operations	0.46	0.72	0.50
Less distributions:
Distributions from net investment income	(0.06)	(0.01)	—
Distributions from net realized gains	(0.00)[3]	—	—

Total distributions	(0.06)	(0.01)	—

Net asset value at end of period	11.61	11.21	10.50

Total return (%)	4.15	6.89	5.00	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.57	0.58	0.58	[6]
Gross operating expenses[5]	0.70	1.07	10.58	[6]
Net investment income (loss)	1.29	1.55	3.94	[6]
Portfolio turnover rate	14	18	1	[4]
Net assets, end of period ($ x 1,000,000)	44	28	2

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.

6 See financial notes

 Schwab VIT Balanced Portfolio

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	41,160,914	42,883,335
3.7%	Short-Term Investments	1,651,593	1,651,593

100.3%	Total Investments	42,812,507	44,534,928
(0.3%)	Other Assets and Liabilities, Net		(128,074)

100.0%	Net Assets		44,406,854

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

U.S. Stocks 20.6%

Large-Cap 15.7%
Schwab U.S. Large-Cap ETF (a)	141,801	6,955,339

Micro-Cap 1.0%
iShares Micro-Cap ETF	5,734	441,404

Small-Cap 3.9%
Schwab U.S. Small-Cap ETF (a)	31,894	1,757,997

		9,154,740

International Stocks 17.6%

Developed-Market Large-Cap 10.4%
Schwab International Equity ETF (a)	159,264	4,604,322

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	30,897	891,378

Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF (a)	96,332	2,302,335

		7,798,035

Real Assets 9.0%

Commodity 2.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	206,758	1,242,613

Real Estate 6.2%
Schwab U.S. REIT ETF (a)	70,944	2,763,269

		4,005,882

Fixed Income 37.7%

Agency Bond 2.0%
iShares Agency Bond ETF	7,931	896,996

Corporate Bond 6.6%
iShares Core U.S. Credit Bond ETF	26,380	2,949,548

High Yield Bond 1.2%
SPDR Barclays High Yield Bond ETF	13,582	524,401

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	13,958	757,082

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	15,986	884,505

Mortgage-Backed Bond 12.7%
iShares MBS ETF	51,457	5,625,279

Treasury Bond 11.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	95,231	5,104,382

		16,742,193

Money Market Fund 11.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	5,182,485	5,182,485

Total Other Investment Companies
(Cost $41,160,914)		42,883,335

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Australia & New Zealand Banking Group Ltd.
0.03%, 01/02/15	445,781	445,781
Bank of Tokyo-Mitsubishi UFJ
0.03%, 01/02/15	445,781	445,781
JPMorgan Chase
0.03%, 01/02/15	314,250	314,250
Wells Fargo
0.03%, 01/02/15	445,781	445,781

Total Short-Term Investments
(Cost $1,651,593)		1,651,593

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $42,966,924 and the unrealized appreciation and depreciation were $2,144,075 and ($576,071) respectively, with a net unrealized appreciation of $1,568,004.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

See financial notes 7

 Schwab VIT Balanced Portfolio

Portfolio Holdings continued

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$42,883,335	$—	$—	$42,883,335
Short-Term Investments[1]	—	1,651,593	—	1,651,593

Total	$42,883,335	$1,651,593	$—	$44,534,928

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

8 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments in affiliated underlying funds, at value (cost $28,533,104)		$30,318,589
Investments in unaffiliated issuers, at value (cost $14,279,403)	+	14,216,339

Total investments, at value (cost $42,812,507)		44,534,928
Receivables:
Investments sold		236,910
Dividends		17,601
Prepaid expenses	+	255

Total assets		44,789,694

Liabilities

Payables:
Investments bought		343,990
Investment adviser and administrator fees		4,247
Fund shares redeemed		1,411
Accrued expenses	+	33,192

Total liabilities		382,840

Net Assets

Total assets		44,789,694
Total liabilities	−	382,840

Net assets		$44,406,854

Net Assets by Source
Capital received from investors		42,301,206
Net investment income not yet distributed		488,217
Net realized capital losses		(104,990)
Net unrealized capital appreciation		1,722,421

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$44,406,854		3,826,283		$11.61

See financial notes 9

 Schwab VIT Balanced Portfolio

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Dividends received from affiliated underlying funds		$482,403
Dividends received from unaffiliated underlying funds		222,408
Interest	+	360

Total investment income		705,171

Expenses

Investment adviser and administrator fees		170,813
Professional fees		37,672
Transfer agent fees		22,094
Shareholder reports		13,765
Independent trustees’ fees		8,910
Portfolio accounting fees		6,847
Custodian fees		6,570
Other expenses	+	708

Total expenses		267,379
Expense reduction by CSIM	−	50,090

Net expenses	−	217,289

Net investment income		487,882

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from unaffiliated underlying funds		5,228
Net realized losses on sales of affiliated underlying funds		(37,001)
Net realized losses on sales of unaffiliated underlying funds	+	(29,261)

Net realized losses		(61,034)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		895,270
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	23,638

Net change in unrealized appreciation (depreciation)	+	918,908

Net realized and unrealized gains		857,874

Increase in net assets resulting from operations		$1,345,756

10 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$487,882	$222,651
Net realized losses		(61,034)	(40,228)
Net change in unrealized appreciation (depreciation)	+	918,908	784,145

Increase in net assets from operations		1,345,756	966,568

Distributions to Shareholders

Distributions from net investment income		(222,767)	(18,631)
Distributions from net realized gains	+	(3,104)	—

Total distributions		($225,871)	($18,631)

Transactions in Fund Shares

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,672,538	$19,220,062	2,473,872	$26,880,610
Shares reinvested		19,338	225,870	1,730	18,306
Shares redeemed	+	(387,370)	(4,422,237)	(184,414)	(2,004,307)

Net transactions in fund shares		1,304,506	$15,023,695	2,291,188	$24,894,609

Shares Outstanding and Net Assets

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,521,777	$28,263,274	230,589	$2,420,728
Total increase	+	1,304,506	16,143,580	2,291,188	25,842,546

End of period		3,826,283	$44,406,854	2,521,777	$28,263,274

Net investment income not yet distributed			$488,217		$222,567

See financial notes 11

 Schwab VIT Balanced Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Balanced Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab exchange traded funds (“ETFs”) and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are

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Financial Notes (continued)

3. Risk Factors (continued):

higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

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Financial Notes (continued)

3. Risk Factors (continued):

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or

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Financial Notes (continued)

3. Risk Factors (continued):

other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the

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Financial Notes (continued)

3. Risk Factors (continued):

effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2014, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab International Equity ETF	0.2%
Schwab International Small-Cap Equity ETF	0.2%
Schwab Emerging Markets Equity ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	2.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2014.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 12/31/14	12/31/14	12/31/14	12/31/14

Schwab U.S. Large-Cap ETF	99,462	67,897	(25,558)	141,801	$6,955,339	$1,435	$114,412
Schwab U.S. Small-Cap ETF	21,495	16,802	(6,403)	31,894	1,757,997	1,309	23,285
Schwab International Equity ETF	100,719	77,084	(18,539)	159,264	4,604,322	(13,445)	132,243
Schwab International Small-Cap Equity ETF	18,399	16,790	(4,292)	30,897	891,378	(729)	21,826
Schwab Emerging Markets Equity ETF	60,028	51,329	(15,025)	96,332	2,302,335	(19,832)	61,322
Schwab U.S. REIT ETF	55,879	33,945	(18,880)	70,944	2,763,269	11,541	57,536
Schwab U.S. TIPS ETF	9,060	6,093	(1,195)	13,958	757,082	(4,265)	8,595
Schwab Intermediate-Term U.S. Treasury ETF	59,772	44,512	(9,053)	95,231	5,104,382	(13,015)	62,676
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,482,000	1,700,485	—	5,182,485	5,182,485	—	508

Total					$30,318,589	($37,001)	$482,403

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$19,742,583	$5,225,707

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Financial Notes (continued)

8. Federal Income Taxes:

As of December 31, 2014, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$507,500
Undistributed long-term capital gains	30,144
Unrealized appreciation on investments	2,144,075
Unrealized depreciation on investments	(576,071)

Net unrealized appreciation (depreciation)	$1,568,004

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and had no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$225,768
Long-term capital gains	103
Return of capital	—

Prior period distributions
Ordinary income	$18,631
Long-term capital gains	—
Return of capital	—

Distributions paid to the participating insurance company’s separate accounts are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	535
Net realized capital gains (losses)	(535)

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2014 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 21

Other Federal Tax Information (unaudited)

For corporate shareholders, 22.51% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2014, qualify for the corporate dividends received deduction.

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $103 as long-term capital gain dividends for the fiscal year ended December 31, 2014.

22

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Annuity Portfolios since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 23

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

24

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Bloomberg Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

26

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Balanced Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Bloomberg Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 12% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

 27

Notes

Schwab VIT Balanced with Growth Portfolio

Annual report dated December 31, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2014, large-cap U.S. stocks performed well, with several equity indices reaching record highs. Small-cap stocks generated positive returns but lagged by comparison, with returns reduced by high relative valuations and the Federal Reserve’s policy shift. As a result, the Dow Jones U.S. Broad Stock Market Index returned 12.6%.

For stocks in developed international markets and in emerging markets, the depreciation of many foreign currencies translated into negative returns in U.S. dollar terms. Healthier economic growth in the U.S. than overseas and a difference in policy efforts between the Federal Reserve and many foreign central banks led to these fluctuations. Reflecting this backdrop, the MSCI EAFE Index (Net)—representing the performance of developed international stocks—returned −4.9%, and the MSCI Emerging Markets Index (Net) returned −2.2%.

U.S. bonds generated noteworthy returns and outperformed international bonds, which were hurt by their falling currencies. Helped by weak U.S. economic growth early in 2014, yields on longer-term U.S. bonds declined, while returns on international bonds were reduced by their falling currencies versus the U.S. dollar. The Barclays U.S. Aggregate Bond index—representing the broad U.S. bond market—returned 6.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −2.7%.

Money market securities continued to help preserve investor capital, while facing another period of low yields.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2014

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

13.69%	S&P 500® Index: measures U.S. large-cap stocks

4.89%	Russell 2000® Index: measures U.S. small-cap stocks

−4.90%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.97%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab VIT Balanced with Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio

The Schwab VIT Balanced with Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index is comprised of 61% equity, 30% fixed income, 5% cash, and 4% commodities.

Performance. For the 12-month reporting period ended December 31, 2014, the portfolio returned 4.15%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 12.47% and 5.97%, respectively. The composite index, described above, returned 5.02%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.

Market Highlights. U.S. stock markets reached record highs during the 12-month reporting period, as a rebounding U.S. economy and stronger corporate earnings contributed positively to market performance. Signs of economic improvement led the Federal Reserve (the Fed) to wind down its quantitative easing policies and conclude the program in October. At the same time, the Fed left short-term interest rates historically low, generally supporting both stocks and the broad U.S. bond market. Internationally, both developed and emerging markets struggled amid an uncertain global economic outlook and heightened geopolitical tensions. Throughout the 12-month reporting period, many foreign currencies depreciated versus the U.S. dollar, generally reducing overall returns on overseas investments.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the reporting period, the portfolio’s U.S. equity exposures were significant contributors to total return. The portfolio’s U.S. large-cap holding, the Schwab U.S. Large-Cap ETFtm, was the biggest contributor to performance and returned approximately 13.3%. The two remaining U.S. equity holdings—the Schwab U.S. Small-Cap ETFtm and the iShares Micro-Cap ETF—both produced positive returns of 6.5% and 3.5%, respectively. The portfolio’s real estate position was another meaningful contributor to total return, with the Schwab U.S. REIT ETFtm returning 31.9% for the reporting period. Internationally, the Schwab Emerging Markets Equity ETFtm positively contributed to performance, returning 1.1%. The Schwab International Small-Cap Equity ETFtm and the Schwab International Equity ETFtm, however, detracted from performance and returned –5.8% and –4.4%, respectively. Overall, fixed income holdings positively contributed to the performance of the portfolio, with the exception of the SPDR® Barclays International Treasury Bond ETF, which returned –2.5%. With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, returned –16.9%, also detracting from total return.

As of 12/31/14:

 Statistics

Number of Holdings	19
Portfolio Turnover Rate	8%

 Asset Class Weightings % of Investments1

Fixed Income	29.6%
Stocks – U.S.	29.6%
Stocks – International	25.6%
Real Assets	10.0%
Money Market Fund	2.8%
Short-Term Investments	2.4%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab U.S. Large-Cap ETF	22.6%
Schwab International Equity ETF	16.4%
iShares MBS ETF	10.7%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Schwab U.S. REIT ETF	6.2%
Schwab Emerging Markets Equity ETF	6.2%
Schwab U.S. Small-Cap ETF	6.0%
iShares Core U.S. Credit Bond ETF	4.6%
Credit Suisse Commodity Return Strategy Fund, Class I	3.8%
Schwab International Small-Cap Equity ETF	3.0%
Total	88.0%

Management views and portfolio holdings may have changed since the report date.

[1]	The portfolio intends to primarily invest in affiliated Schwab exchange traded funds (ETFs) and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced with Growth Portfolio 3

 Schwab VIT Balanced with Growth Portfolio

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

July 25, 2012 – December 31, 2014
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	Since Inception

Portfolio: Schwab VIT Balanced with Growth Portfolio (07/25/12)	4.15%	9.07%
VIT Balanced with Growth Composite Index	5.02%	10.05%
S&P 500® Index	13.69%	21.92%
Barclays U.S. Aggregate Bond Index	5.97%	1.68%
Fund Category: Morningstar Moderate Allocation	6.21%	12.77%

Portfolio Expense Ratios3: Net 0.79%; Gross 0.96%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Balanced with Growth Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab VIT Balanced with Growth Portfolio
Actual Return	0.55%	$1,000.00	$986.30	$2.75
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.43	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab VIT Balanced with Growth Portfolio 5

Schwab VIT Balanced with Growth Portfolio

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–	7/25/12[1]–
	12/31/14	12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	11.86	10.71	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	0.30	0.93	0.62

Total from investment operations	0.49	1.16	0.71
Less distributions:
Distributions from net investment income	(0.09)	(0.01)	—
Distributions from net realized gains	(0.00)[3]	—	—

Total distributions	(0.09)	(0.01)	—

Net asset value at end of period	12.26	11.86	10.71

Total return (%)	4.15	10.79	7.10	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.55	0.58	0.58	[6]
Gross operating expenses[5]	0.57	0.75	16.10	[6]
Net investment income (loss)	1.53	2.07	4.80	[6]
Portfolio turnover rate	8	14	1	[4]
Net assets, end of period ($ x 1,000,000)	99	70	2

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.

6 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	92,028,572	96,978,381
2.4%	Short-Term Investments	2,404,631	2,404,631

100.1%	Total Investments	94,433,203	99,383,012
(0.1%)	Other Assets and Liabilities, Net		(106,408)

100.0%	Net Assets		99,276,604

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

U.S. Stocks 29.6%

Large-Cap 22.6%
Schwab U.S. Large-Cap ETF (a)	458,286	22,478,928

Micro-Cap 1.0%
iShares Micro-Cap ETF	12,835	988,038

Small-Cap 6.0%
Schwab U.S. Small-Cap ETF (a)	107,162	5,906,770

		29,373,736

International Stocks 25.6%

Developed-Market Large-Cap 16.4%
Schwab International Equity ETF (a)	562,561	16,263,639

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	103,790	2,994,341

Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF (a)	258,260	6,172,414

		25,430,394

Real Assets 10.0%

Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	628,530	3,777,466

Real Estate 6.2%
Schwab U.S. REIT ETF (a)	158,515	6,174,159

		9,951,625

Fixed Income 29.7%

Agency Bond 2.0%
iShares Agency Bond ETF	17,630	1,993,953

Corporate Bond 4.6%
iShares Core U.S. Credit Bond ETF	41,170	4,603,218

High Yield Bond 1.2%
SPDR Barclays High Yield Bond ETF	30,562	1,179,999

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	31,344	1,700,098

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	17,531	969,990

Mortgage-Backed Bond 10.7%
iShares MBS ETF	96,947	10,598,246

Treasury Bond 8.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	156,770	8,402,872

		29,448,376

Money Market Fund 2.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,774,250	2,774,250

Total Other Investment Companies
(Cost $92,028,572)		96,978,381

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposits 2.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 01/02/15	399,871	399,871
Bank of Tokyo-Mitsubishi UFJ
0.03%, 01/02/15	1,002,380	1,002,380
Wells Fargo
0.03%, 01/02/15	1,002,380	1,002,380

Total Short-Term Investments
(Cost $2,404,631)		2,404,631

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $94,656,281 and the unrealized appreciation and depreciation were $6,402,466 and ($1,675,735) respectively, with a net unrealized appreciation of $4,726,731.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

See financial notes 7

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings continued

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$96,978,381	$—	$—	$96,978,381
Short-Term Investments[1]	—	2,404,631	—	2,404,631

Total	$96,978,381	$2,404,631	$—	$99,383,012

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

8 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments in affiliated underlying funds, at value (cost $67,561,693)		$72,867,471
Investments in unaffiliated issuers, at value (cost $26,871,510)	+	26,515,541

Total investments, at value (cost $94,433,203)		99,383,012
Receivables:
Investments sold		889,831
Dividends		26,459
Prepaid expenses	+	611

Total assets		100,299,913

Liabilities

Payables:
Investments bought		969,183
Investment adviser and administrator fees		11,170
Fund shares redeemed		9,431
Accrued expenses	+	33,525

Total liabilities		1,023,309

Net Assets

Total assets		100,299,913
Total liabilities	−	1,023,309

Net assets		$99,276,604

Net Assets by Source
Capital received from investors		93,106,809
Net investment income not yet distributed		1,356,140
Net realized capital losses		(136,154)
Net unrealized capital appreciation		4,949,809

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$99,276,604		8,098,662		$12.26

See financial notes 9

 Schwab VIT Balanced with Growth Portfolio

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Dividends received from affiliated underlying funds		$1,423,958
Dividends received from unaffiliated underlying funds		413,913
Interest	+	725

Total investment income		1,838,596

Expenses

Investment adviser and administrator fees		397,816
Professional fees		41,050
Transfer agent fees		22,132
Shareholder reports		13,797
Independent trustees’ fees		12,246
Custodian fees		8,606
Portfolio accounting fees		7,907
Other expenses	+	1,267

Total expenses		504,821
Expense reduction by CSIM	−	22,132

Net expenses	−	482,689

Net investment income		1,355,907

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from unaffiliated underlying funds		5,734
Net realized losses on sales of affiliated underlying funds		(4,682)
Net realized losses on sales of unaffiliated underlying funds	+	(31,871)

Net realized losses		(30,819)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,183,057
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(210,952)

Net change in unrealized appreciation (depreciation)	+	1,972,105

Net realized and unrealized gains		1,941,286

Increase in net assets resulting from operations		$3,297,193

10 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$1,355,907	$672,303
Net realized losses		(30,819)	(92,134)
Net change in unrealized appreciation (depreciation)	+	1,972,105	2,953,194

Increase in net assets from operations		3,297,193	3,533,363

Distributions to Shareholders

Distributions from net investment income		(672,772)	(14,602)
Distributions from net realized gains	+	(12,459)	—

Total distributions		($685,231)	($14,602)

Transactions in Fund Shares

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,491,882	$30,247,487	6,037,874	$68,100,595
Shares reinvested		55,127	685,231	1,327	14,477
Shares redeemed	+	(325,359)	(3,961,691)	(316,241)	(3,590,732)

Net transactions in fund shares		2,221,650	$26,971,027	5,722,960	$64,524,340

Shares Outstanding and Net Assets

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,877,012	$69,693,615	154,052	$1,650,514
Total increase	+	2,221,650	29,582,989	5,722,960	68,043,101

End of period		8,098,662	$99,276,604	5,877,012	$69,693,615

Net investment income not yet distributed			$1,356,140		$672,287

See financial notes 11

 Schwab VIT Balanced with Growth Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Balanced with Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab exchange traded funds (“ETFs”) and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

12

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 13

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are

14

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

 15

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or

16

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the

 17

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2014, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.6%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.6%
Schwab International Small-Cap Equity ETF	0.8%
Schwab Emerging Markets Equity ETF	0.5%
Schwab U.S. REIT ETF	0.5%
Schwab U.S. TIPS ETF	0.3%
Schwab Intermediate-Term U.S. Treasury ETF	3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

18

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2014.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 12/31/14	12/31/14	12/31/14	12/31/14

Schwab U.S. Large-Cap ETF	355,558	140,665	(37,937)	458,286	$22,478,928	$13,750	$381,459
Schwab U.S. Small-Cap ETF	79,506	42,198	(14,542)	107,162	5,906,770	4,222	80,745
Schwab International Equity ETF	381,064	204,519	(23,022)	562,561	16,263,639	(2,780)	463,552
Schwab International Small-Cap Equity ETF	67,676	43,274	(7,160)	103,790	2,994,341	1,008	74,434
Schwab Emerging Markets Equity ETF	175,928	102,449	(20,117)	258,260	6,172,414	(23,032)	165,192
Schwab U.S. REIT ETF	137,375	51,408	(30,268)	158,515	6,174,159	19,072	132,697
Schwab U.S. TIPS ETF	22,342	9,970	(968)	31,344	1,700,098	(4,457)	19,696
Schwab Intermediate-Term U.S. Treasury ETF	106,773	58,200	(8,203)	156,770	8,402,872	(12,465)	105,917
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,974,000	800,250	—	2,774,250	2,774,250	—	266

Total					$72,867,471	($4,682)	$1,423,958

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$34,144,107	$7,192,953

 19

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

8. Federal Income Taxes:

As of December 31, 2014, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$1,387,314
Undistributed long-term capital gains	55,750
Unrealized appreciation on investments	6,402,466
Unrealized depreciation on investments	(1,675,735)

Net unrealized appreciation (depreciation)	$4,726,731

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$685,099
Long-term capital gains	132
Return of capital	—

Prior period distributions
Ordinary income	$14,602
Long-term capital gains	—
Return of capital	—

Distributions paid to the participating insurance company’s separate accounts are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	718
Net realized capital gains (losses)	(718)

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced with Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced with Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2014 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 21

Other Federal Tax Information (unaudited)

For corporate shareholders, 23.33% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2014, qualify for the corporate dividends received deduction.

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $132 as long-term capital gain dividends for the fiscal year ended December 31, 2014.

22

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Annuity Portfolios since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 23

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

24

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Bloomberg Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

26

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Balanced with Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Bloomberg Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 9% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bill: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

 27

Notes

Schwab VIT Growth Portfolio

Annual report dated December 31, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2014, large-cap U.S. stocks performed well, with several equity indices reaching record highs. Small-cap stocks generated positive returns but lagged by comparison, with returns reduced by high relative valuations and the Federal Reserve’s policy shift. As a result, the Dow Jones U.S. Broad Stock Market Index returned 12.6%.

For stocks in developed international markets and in emerging markets, the depreciation of many foreign currencies translated into negative returns in U.S. dollar terms. Healthier economic growth in the U.S. than overseas and a difference in policy efforts between the Federal Reserve and many foreign central banks led to these fluctuations. Reflecting this backdrop, the MSCI EAFE Index (Net)—representing the performance of developed international stocks—returned −4.9%, and the MSCI Emerging Markets Index (Net) returned −2.2%.

U.S. bonds generated noteworthy returns and outperformed international bonds, which were hurt by their falling currencies. Helped by weak U.S. economic growth early in 2014, yields on longer-term U.S. bonds declined, while returns on international bonds were reduced by their falling currencies versus the U.S. dollar. The Barclays U.S. Aggregate Bond index—representing the broad U.S. bond market—returned 6.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −2.7%.

Money market securities continued to help preserve investor capital, while facing another period of low yields.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2014

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

13.69%	S&P 500® Index: measures U.S. large-cap stocks

4.89%	Russell 2000® Index: measures U.S. small-cap stocks

−4.90%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.97%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab VIT Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio

The Schwab VIT Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index is comprised of 78% equity, 13% fixed income, 5% cash, and 4% commodities.

Performance. For the 12-month reporting period ended December 31, 2014, the portfolio returned 3.97%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 12.47% and 5.97%, respectively. The composite index, described above, returned 4.95%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.

Market Highlights. U.S. stock markets reached record highs during the 12-month reporting period, as a rebounding U.S. economy and stronger corporate earnings contributed positively to market performance. Signs of economic improvement led the Federal Reserve (the Fed) to wind down its quantitative easing policies and conclude the program in October. At the same time, the Fed left short-term interest rates historically low, generally supporting both stocks and the broad U.S. bond market. Internationally, both developed and emerging markets struggled amid an uncertain global economic outlook and heightened geopolitical tensions. Throughout the 12-month reporting period, many foreign currencies depreciated versus the U.S. dollar, generally reducing overall returns on overseas investments.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the reporting period, the portfolio’s U.S. equity exposures were significant contributors to total return. The portfolio’s U.S. large-cap holding, the Schwab U.S. Large-Cap ETFtm, was the biggest contributor to performance and returned approximately 13.3%. The two remaining U.S. equity holdings—the Schwab U.S. Small-Cap ETFtm and the iShares Micro-Cap ETF—both produced positive returns of 6.5% and 3.5%, respectively. The portfolio’s real estate position was another meaningful contributor to total return, with the Schwab U.S. REIT ETFtm returning 31.9% for the reporting period. Internationally, the Schwab Emerging Markets Equity ETFtm positively contributed to performance, returning 1.1%. The Schwab International Small-Cap Equity ETFtm and the Schwab International Equity ETFtm, however, detracted from performance and returned –5.8% and –4.4%, respectively. Fixed income holdings positively contributed to the performance of the portfolio, led by a positive performance by the iShares MBS ETF, which returned 6.2% for the 12-month reporting period. With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, returned –16.9%, also detracting from total return.

As of 12/31/14:

 Statistics

Number of Holdings	17
Portfolio Turnover Rate	9%

 Asset Class Weightings % of Investments1

Stocks – U.S.	38.2%
Stocks – International	33.4%
Fixed Income	12.5%
Real Assets	10.0%
Short-Term Investments	3.0%
Money Market Fund	2.9%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab U.S. Large-Cap ETF	29.6%
Schwab International Equity ETF	20.4%
Schwab Emerging Markets Equity ETF	8.2%
Schwab U.S. Small-Cap ETF	6.9%
Schwab U.S. REIT ETF	6.2%
Schwab International Small-Cap Equity ETF	5.0%
iShares MBS ETF	4.6%
Schwab Intermediate-Term U.S. Treasury ETF	4.5%
Credit Suisse Commodity Return Strategy Fund, Class I	3.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	2.9%
Total	92.1%

Management views and portfolio holdings may have changed since the report date.

[1]	The portfolio intends to primarily invest in affiliated Schwab exchange traded funds (ETFs) and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio 3

 Schwab VIT Growth Portfolio

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

July 25, 2012 – December 31, 2014
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	Since Inception

Portfolio: Schwab VIT Growth Portfolio (07/25/12)	3.97%	11.91%
VIT Growth Composite Index	4.95%	12.73%
S&P 500® Index	13.69%	21.92%
Barclays U.S. Aggregate Bond Index	5.97%	1.68%
Fund Category: Morningstar Aggressive Allocation	5.71%	14.65%

Portfolio Expense Ratios3: Net 0.78%; Gross 0.97%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Growth Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab VIT Growth Portfolio
Actual Return	0.54%	$1,000.00	$981.20	$2.70
Hypothetical 5% Return	0.54%	$1,000.00	$1,022.48	$2.75

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab VIT Growth Portfolio 5

Schwab VIT Growth Portfolio

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–	7/25/12[1]–
	12/31/14	12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	12.65	10.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20 [2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	0.30	1.37	0.82

Total from investment operations	0.50	1.70	0.95
Less distributions:
Distributions from net investment income	(0.10)	(0.00)[3]	—
Distributions from net realized gains	(0.00)[3]	—	—

Total distributions	(0.10)	(0.00)[3]	—

Net asset value at end of period	13.05	12.65	10.95

Total return (%)	3.97	15.56	9.50	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.54	0.58	0.59	[6,7]
Gross operating expenses[5]	0.56	0.77	26.08	[6]
Net investment income (loss)	1.56	2.72	3.96	[6]
Portfolio turnover rate	9	9	29	[4]
Net assets, end of period ($ x 1,000,000)	107	77	1

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.
7 The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.

6 See financial notes

 Schwab VIT Growth Portfolio

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	98,029,588	104,039,510
3.0%	Short-Term Investments	3,234,364	3,234,364

100.6%	Total Investments	101,263,952	107,273,874
(0.6%)	Other Assets and Liabilities, Net		(653,584)

100.0%	Net Assets		106,620,290

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

U.S. Stocks 38.5%

Large-Cap 29.6%
Schwab U.S. Large-Cap ETF (a)	642,848	31,531,695

Micro-Cap 2.0%
iShares Micro-Cap ETF	27,536	2,119,721

Small-Cap 6.9%
Schwab U.S. Small-Cap ETF (a)	134,191	7,396,608

		41,048,024

International Stocks 33.6%

Developed-Market Large-Cap 20.4%
Schwab International Equity ETF (a)	750,998	21,711,352

Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	185,661	5,356,320

Emerging-Market 8.2%
Schwab Emerging Markets Equity ETF (a)	366,374	8,756,339

		35,824,011

Real Assets 10.0%

Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	674,686	4,054,860

Real Estate 6.2%
Schwab U.S. REIT ETF (a)	170,419	6,637,820

		10,692,680

Fixed Income 12.6%

Corporate Bond 2.8%
iShares Core U.S. Credit Bond ETF	26,891	3,006,683

Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	13,459	730,016

Mortgage-Backed Bond 4.6%
iShares MBS ETF	45,154	4,936,235

Treasury Bond 4.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	88,127	4,723,607

		13,396,541

Money Market Fund 2.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	3,078,254	3,078,254

Total Other Investment Companies
(Cost $98,029,588)		104,039,510

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
DBS Bank Ltd.
0.03%, 01/02/15	26,209	26,209
DNB
0.03%, 01/02/15	1,069,385	1,069,385
JPMorgan Chase
0.03%, 01/02/15	1,069,385	1,069,385
Sumitomo Mitsui Banking Corp.
0.03%, 01/02/15	1,069,385	1,069,385

Total Short-Term Investments
(Cost $3,234,364)		3,234,364

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $101,515,901 and the unrealIzed appreciation and depreciation were $7,815,497 and ($2,057,524), respectively, with a net unrealized appreciation of $5,757,973.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

See financial notes 7

 Schwab VIT Growth Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$104,039,510	$—	$—	$104,039,510
Short-Term Investments[1]	—	3,234,364	—	3,234,364

Total	$104,039,510	$3,234,364	$—	$107,273,874

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

8 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments in affiliated underlying funds, at value (cost $83,589,947)		$89,922,011
Investments in unaffiliated issuers, at value (cost $17,674,005)	+	17,351,863

Total investments, at value (cost $101,263,952)		107,273,874
Receivables:
Investments sold		728,064
Fund shares sold		381,327
Dividends		7,091
Prepaid expenses	+	686

Total assets		108,391,042

Liabilities

Payables:
Investments bought		1,725,627
Investment adviser and administrator fees		11,854
Fund shares redeemed		66
Accrued expenses	+	33,205

Total liabilities		1,770,752

Net Assets

Total assets		108,391,042
Total liabilities	−	1,770,752

Net assets		$106,620,290

Net Assets by Source
Capital received from investors		99,170,911
Net investment income not yet distributed		1,520,135
Net realized capital losses		(80,678)
Net unrealized capital appreciation		6,009,922

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$106,620,290		8,170,364		$13.05

See financial notes 9

 Schwab VIT Growth Portfolio

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Dividends received from affiliated underlying funds		$1,852,443
Dividends received from unaffiliated underlying funds		190,667
Interest	+	810

Total investment income		2,043,920

Expenses

Investment adviser and administrator fees		438,249
Professional fees		41,741
Transfer agent fees		22,059
Shareholder reports		13,172
Independent trustees’ fees		12,766
Portfolio accounting fees		8,152
Custodian fees		7,796
Other expenses	+	1,262

Total expenses		545,197
Expense reduction by CSIM	−	22,059

Net expenses	−	523,138

Net investment income		1,520,782

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		28,588
Net realized losses on sales of unaffiliated underlying funds	+	(31,717)

Net realized losses		(3,129)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,511,811
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(417,843)

Net change in unrealized appreciation (depreciation)	+	2,093,968

Net realized and unrealized gains		2,090,839

Increase in net assets resulting from operations		$3,611,621

10 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$1,520,782	$780,381
Net realized losses		(3,129)	(70,842)
Net change in unrealized appreciation (depreciation)	+	2,093,968	3,890,812

Increase in net assets from operations		3,611,621	4,600,351

Distributions to Shareholders

Distributions from net investment income		(780,922)	(7,298)
Distributions from net realized gains	+	(5,297)	—

Total distributions		($786,219)	($7,298)

Transactions in Fund Shares

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,461,736	$31,697,774	6,160,749	$73,353,144
Shares reinvested		59,114	786,219	634	7,200
Shares redeemed	+	(398,632)	(5,197,010)	(167,721)	(2,042,197)

Net transactions in fund shares		2,122,218	$27,286,983	5,993,662	$71,318,147

Shares Outstanding and Net Assets

		1/1/14-12/31/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,048,146	$76,507,905	54,484	$596,705
Total increase	+	2,122,218	30,112,385	5,993,662	75,911,200

End of period		8,170,364	$106,620,290	6,048,146	$76,507,905

Net investment income not yet distributed			$1,520,135		$780,275

See financial notes 11

 Schwab VIT Growth Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab exchange traded funds (“ETFs”) and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are

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Financial Notes (continued)

3. Risk Factors (continued):

higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

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Financial Notes (continued)

3. Risk Factors (continued):

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or

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Financial Notes (continued)

3. Risk Factors (continued):

other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the

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Financial Notes (continued)

3. Risk Factors (continued):

effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2014, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.8%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.8%
Schwab International Small-Cap Equity ETF	1.4%
Schwab Emerging Markets Equity ETF	0.8%
Schwab U.S. REIT ETF	0.5%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	1.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2014.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 12/31/14	12/31/14	12/31/14	12/31/14

Schwab U.S. Large-Cap ETF	512,021	183,511	(52,684)	642,848	$31,531,695	$61,780	$550,750
Schwab U.S. Small-Cap ETF	101,699	49,105	(16,613)	134,191	7,396,608	10,014	104,338
Schwab International Equity ETF	515,008	261,117	(25,127)	750,998	21,711,352	(32,016)	614,244
Schwab International Small-Cap Equity ETF	122,392	72,425	(9,156)	185,661	5,356,320	(11,128)	132,923
Schwab Emerging Markets Equity ETF	256,221	140,455	(30,302)	366,374	8,756,339	(35,792)	234,079
Schwab U.S. REIT ETF	150,302	53,400	(33,283)	170,419	6,637,820	46,205	145,966
Schwab U.S. TIPS ETF	10,065	3,943	(549)	13,459	730,016	(2,321)	8,951
Schwab Intermediate-Term U.S. Treasury ETF	61,338	33,294	(6,505)	88,127	4,723,607	(8,154)	60,920
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,178,000	900,254	—	3,078,254	3,078,254	—	272

Total					$89,922,011	$28,588	$1,852,443

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$35,292,578	$8,095,746

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Financial Notes (continued)

8. Federal Income Taxes:

As of December 31, 2014, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$1,568,139
Undistributed long-term capital gains	123,267
Unrealized appreciation on investments	7,815,497
Unrealized depreciation on investments	(2,057,524)

Net unrealized appreciation (depreciation)	$5,757,973

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$786,219
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$7,298
Long-term capital gains	—
Return of capital	—

Distributions paid to the participating insurance company’s separate accounts are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, no such reclassifications were required.

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2014 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 21

Other Federal Tax Information (unaudited)

For corporate shareholders, 25.45% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2014, qualify for the corporate dividends received deduction.

22

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Annuity Portfolios since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 23

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

24

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Bloomberg Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Bloomberg Commodity Index, 1% Barclays U.S. TIPS Index (Series-L), 5% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

26

Item 2:	Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mariann Byerwalter and Kiran Patel, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Ms. Byerwalter and Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2014	Fiscal Year 2013
$194,697	$171,084	$0	$10,361	$14,200	$14,132	$61	$1,974

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

[2]	The nature of the services includes tax compliance, tax advice and tax planning.

[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
(e)	(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2014: $14,261	2013: $26,467
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.
     Not applicable.

Item 6:	Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.
(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/10/2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/10/2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 02/10/2015